Investment Strategy - Keeley Dividend ETF	Oct. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”). The Fund seeks to achieve its investment objective by investing, as a principal strategy, at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in common stocks and other equity-type securities (such as preferred stock, convertible debt securities and warrants) of dividend-paying companies, as defined below. While the Fund expects to invest primarily in small- and mid-cap companies, it may invest in companies of any market capitalization.

“Dividend-paying companies” have one or more of the following characteristics: (i) attractive dividend yields that, in the opinion of the Adviser, are relatively stable or expected to grow; (ii) that pay a small dividend, but could grow their dividend over the next few years; and (iii) that pay no dividend, but may initiate a dividend or return cash to shareholders in other ways, such as a share repurchase program. The Adviser believes that a track record of dividend increases is an excellent indicator of a company’s financial health and growth prospects, and that over the long term, income can contribute significantly to total return. Dividends also can help reduce the Fund’s volatility during periods of market turbulence and can help offset losses when stock prices are falling.

The Adviser’s investment philosophy with respect to buying and selling equity securities is to identify stocks that are selling in the public market at a discount to their intrinsic value. The Adviser defines intrinsic value as the product of a reasonable earnings multiple and an assessment of normalized future earnings. The Adviser considers factors such as price, earnings expectations, earnings and price histories, dividends and their sustainability, balance sheet characteristics, and perceived management skills. The Adviser also considers changes in economic and political outlooks as well as individual corporate developments. Further, the Adviser looks for a catalyst, something indigenous to the company, its industry or geographic positioning, that may surface additional value.

It is the Adviser’s intention for the Fund typically to hold securities for more than one year. However, the Adviser may sell securities when a more attractive opportunity emerges, when a company becomes over-weighted in the portfolio, or when operating difficulties or other circumstances make selling desirable.

Strategy Portfolio Concentration [Text]	The Fund seeks to achieve its investment objective by investing, as a principal strategy, at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in common stocks and other equity-type securities (such as preferred stock, convertible debt securities and warrants) of dividend-paying companies, as defined below.